CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Financial Information of the parent company has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited combined and consolidated financial statements have been presented when the restricted net assets of combined and consolidated subsidiaries exceed 25 percent of combined and consolidated net assets as of the end of the most recently completed fiscal year.

The Condensed Financial Information of the Parent Company has been prepared using the same accounting policies as set out in the combined and consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries” and the subsidiaries’ profit or loss as “Income from investment in subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this condensed financial information, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

Translations of balances in the Condensed Financial Information of the Parent Company from RMB into US$ as of and for the year ended September 30, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00 for RMB7.1190, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on September 30, 2025, or at any other rate.

As of September 30, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

JULONG HOLDING LIMITED

CONDENSED BALANCE SHEETS

AS OF SEPTEMBER 30, 2024 AND SEPTEMBER 30, 2025

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Investments in subsidiaries	17,375,941	69,810,492	9,806,222
TOTAL ASSETS	17,375,941	69,810,492	9,806,222

TOTAL LIABILITIES	-	-	-

Stock Subscription Receivable	(14,043)	(14,246)	(2,001)
Ordinary shares ( US$0.0001 par value, 500,000,000 shares authorized as of September 30, 2024 and September 30, 2025; 10,011,132 and 11,448,632 Class A ordinary shares issued and outstanding as of September 30, 2024 and September 30, 2025, respectively;10,000,000 Class B ordinary shares issued and outstanding as of September 30, 2024 and September 30, 2025) (1)	14,043	15,269	2,145
Additional paid in capital	-	26,281,420	3,691,729
Accumulated loss/ retained earnings	17,375,941	43,528,140	6,114,362
Accumulated other comprehensive income		(91)	(13)
TOTAL EQUITY	17,375,941	69,810,492	9,806,222

TOTAL LIABILITIES AND EQUITY	17,375,941	69,810,492	9,806,222

(1)	Giving retroactive effect to Reorganization transactions (note 1(c) of Notes to Combined and Consolidated Financial Statements)

The accompanying notes are an integral part of the condensed financial statements.

JULONG HOLDING LIMITED

CONDENSED STATEMENTS OF

OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED SEPTEMBER 30,2023,2024 AND 2025

Year Ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues	-	-	-	-
Cost of revenues	-	-	-	-
Gross profit	-	-	-	-
Operating expenses:	-	-	-	-
Selling, general and administrative expenses	-	-	-	-
Total operating expenses	-	-	-	-
Operating income	-	-	-	-
Income before provision for income taxes	-	-	-	-
Income tax expense	-	-	-	-
Income from investment in subsidiaries	11,223,532	17,076,187	26,152,108	3,673,565
Net income	11,223,532	17,076,187	26,152,108	3,673,565
Other comprehensive income, net of tax of nil	-	-	-
Total comprehensive income	11,223,532	17,076,187	26,152,108	3,673,565

The accompanying notes are an integral part of the condensed financial statements.

JULONG HOLDING LIMITED

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED SEPTEMBER 30,2023,2024 AND 2025

	Year Ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	-	-	7,313	1,027
Net Cash provided by (used in) investing Activities	-	-	-	-
Net Cash provided by (used in) financing Activities	-	-	35,523,810	4,990,000
Net increase/(decrease) in cash and cash equivalent	-	-	-	-
Net increase in cash and cash equivalent	-	-	35,531,123	4,991,027
Cash and cash equivalents at beginning of the year	-	-	-	-
Cash and cash equivalents at end of the year	-	-	35,531,123	4,991,027

The accompanying notes are an integral part of the condensed financial statements.

FINANCIAL STATEMENTS SCHEDULE I—FINANCIAL INFORMATION OF PARENT COMPANY

JULONG HOLDING LIMITED

NOTES TO SCHEDULE I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited combined and consolidated financial statements have been presented when the restricted net assets of combined and consolidated subsidiaries exceed 25 percent of combined and consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information has been prepared using the same accounting policies as set out in the combined and consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries” and the subsidiaries’ profit or loss as “Income from investment in subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3) Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended September 30, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00 for RMB7.1190, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on September 30, 2025, or at any other rate.

4) As of September 30, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.